Sensitivity analysis for provisions assumptions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PCBs | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	₩ (623)	₩ (811)
0.1% Decrease	627	816
PCBs | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	632	826
0.1% Decrease	(629)	(822)
Nuclear plants | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	(256,513)	(262,949)
0.1% Decrease	263,595	270,370
Nuclear plants | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	294,984	287,926
0.1% Decrease	(287,110)	(280,249)
Spent fuel | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	(49,182)	(51,015)
0.1% Decrease	51,098	52,997
Spent fuel | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	51,837	53,763
0.1% Decrease	₩ (49,961)	₩ (51,823)